Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
Industrials: –%
231,429	(1),(2)	Virgin Australia International Holdings	$–	–

Total Common Stock
	(Cost $–)		–	–

RIGHTS: –%
		Real Estate: –%
1,291	(1),(2)	Charter Hall Education Trust	–	–

	Total Rights
	(Cost $–)		–	–

	Total Investments in Securities (Cost $–)		$–	–
	Assets in Excess of Other Liabilities		143,020	100.0
	Net Assets		$143,020	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Industrials	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Rights	–	–	–	–
Total Investments, at fair value	$–	$–	$–	$–
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,608	–	2,608
Total Assets	$–	$2,608	$–	$2,608
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(22,971)	$–	$(22,971)
Total Liabilities	$–	$(22,971)	$–	$(22,971)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,074,000	USD 1,425,642	Goldman Sachs & Co.	12/18/19	$(22,309)
USD 76,321	AUD 112,000	Goldman Sachs & Co.	12/18/19	538
AUD 337,000	USD 228,687	JPMorgan Chase Bank N.A.	12/18/19	(662)
USD 75,599	AUD 110,000	The Bank of New York Mellon	12/18/19	1,170
USD 1,482,047	AUD 2,189,000	The Bank of New York Mellon	12/18/19	900
				$(20,363)

Currency Abbreviations
AUD	-	Australian Dollar
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,064.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,623
Gross Unrealized Depreciation	(24,183)

Net Unrealized Depreciation	$(21,560)